Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2014	Jun. 03, 2014
Debt Instrument [Line Items]
Notes	$ 936,727	$ 939,983
Long-term debt, gross	1,685,000	1,552,850
Less current portion	0	(2,775)
Long term debt, gross, excluding current maturities	1,685,000	1,550,075
Less debt issuance costs	(24,485)	(15,864)
Long-term debt, noncurrent	$ 1,660,515	1,534,211
April 2017 U.S. term loan averaging 3.43% (due 2017-2024)
Debt Instrument [Line Items]
Stated interest rate percentage	3.43%
Term debt	$ 735,000	0
March 2013 U.S. term loan averaging 3.25% (due 2013-2020)
Debt Instrument [Line Items]
Stated interest rate percentage	3.25%
Term debt	$ 0	602,850
April 2017 U.S. fixed rate notes at 5.375% (due 2027)
Debt Instrument [Line Items]
Stated interest rate percentage	5.375%
Notes	$ 500,000	0
June 2014 U.S. fixed rate notes at 5.375% (due 2024)
Debt Instrument [Line Items]
Stated interest rate percentage	5.375%			5.375%
Notes	$ 450,000	450,000	$ 450,000
March 2013 U.S. fixed rate notes at 5.25% (due 2021)
Debt Instrument [Line Items]
Stated interest rate percentage	5.25%
Notes	$ 0	$ 500,000